Fees Summary	Apr. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 739,000
Previously Paid Amount	0.00
Total Fee Amount	113.14
Total Offset Amount	0.00
Net Fee	113.14
Narrative - Max Aggregate Offering Price	$ 739,000
Final Prospectus	true